XXX Name:
XXX Project Name:	BRAVO 2019-NQM2
Start - End Dates:	4/16/2018 - 8/15/2019
Deal Loan Count:	238

Conditions Report 2.0

Loans in Report:	238
Loans with Conditions:	178

38 - Total Active Conditions
12 - Material Conditions
12 - Property Valuations Review Scope
12 - Category: Appraisal
26 - Non-Material Conditions
14 - Credit Review Scope
1 - Category: Application
2 - Category: Assets
2 - Category: Credit/Mtg History
4 - Category: DTI
1 - Category: Legal Documents
1 - Category: LTV/CLTV
3 - Category: Terms/Guidelines
12 - Compliance Review Scope
3 - Category: Federal Consumer Protection
2 - Category: Right of Rescission
5 - Category: State Rate Spread
2 - Category: TILA/RESPA Integrated Disclosure
414 - Total Satisfied Conditions

129 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
15 - Category: Application
12 - Category: Assets
4 - Category: Credit/Mtg History
8 - Category: DTI
18 - Category: Income/Employment
7 - Category: Insurance
10 - Category: Legal Documents
1 - Category: LTV/CLTV
52 - Category: Terms/Guidelines
1 - Category: Title
52 - Property Valuations Review Scope
46 - Category: Appraisal
4 - Category: FEMA
2 - Category: Value
233 - Compliance Review Scope
10 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Borrower's Interest
8 - Category: Compliance Manual
5 - Category: Documentation
5 - Category: Federal Consumer Protection
1 - Category: Federal Higher-Priced
4 - Category: Finance Charge Tolerance
5 - Category: RESPA
10 - Category: Right of Rescission
1 - Category: State Consumer Protection
182 - Category: TILA/RESPA Integrated Disclosure
24 - Total Waived Conditions

14 - Credit Review Scope
1 - Category: Assets
3 - Category: Credit/Mtg History
1 - Category: Income/Employment
2 - Category: Legal Documents
4 - Category: LTV/CLTV
3 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: Property
9 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Federal Consumer Protection
2 - Category: State Rate Spread
4 - Category: TILA/RESPA Integrated Disclosure

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